Pension, Savings, And Other Employee Benefits (Schedule Of Fair Value Of Assets And Liabilities) (Details) (Pension Plan [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	$ 633,972	$ 575,790
Fair Value Inputs Level1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	77,825	77,964
Fair Value Inputs Level2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	556,147	497,826
Cash Equivalents And Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	10,198	7,653
Cash Equivalents And Money Market Funds [Member] | Fair Value Inputs Level1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	10,198	7,653
Equity Securities [Member] | U S Mid And Small Capital [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	67,263	69,466
Equity Securities [Member] | U S Mid And Small Capital [Member] | Fair Value Inputs Level1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	67,263	69,466
Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	364	845
Mutual Funds [Member] | Fair Value Inputs Level1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	364	845
Fixed Income Securities Member | U S Treasury Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	7,778	1,795
Fixed Income Securities Member | U S Treasury Securities [Member] | Fair Value Inputs Level2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	7,778	1,795
Fixed Income Securities Member | ForeignCorporateDebtSecuritiesMember
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	180,309	148,376
Fixed Income Securities Member | ForeignCorporateDebtSecuritiesMember | Fair Value Inputs Level2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	180,309	148,376
Common And Collective Funds [Member] | ForeignCorporateDebtSecuritiesMember
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	194,205	151,346
Common And Collective Funds [Member] | ForeignCorporateDebtSecuritiesMember | Fair Value Inputs Level2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	194,205	151,346
Common And Collective Funds [Member] | U S Large Capital [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	112,311	133,030
Common And Collective Funds [Member] | U S Large Capital [Member] | Fair Value Inputs Level2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	112,311	133,030
Common And Collective Funds [Member] | International [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	61,544	63,279
Common And Collective Funds [Member] | International [Member] | Fair Value Inputs Level2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	$ 61,544	$ 63,279